Schedule of lease liabilities payable (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Future minimum lease payments	€ 497
Interest	46
Present value of minimum lease payments	440
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	195
Interest	25
Present value of minimum lease payments	159
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments	302
Interest	21
Present value of minimum lease payments	281
Later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments
Interest
Present value of minimum lease payments